Summary of Significant Accounting Policies (Details Narrative) (10K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) Number	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Number of operating segment | Number			1		1
Customer programs and incentives paid			$ 79,837	$ 19,241	$ 136,786	$ 3,184
Advertising expense			935,997	578,235	297,000	389,000
Interest expense	$ 95,753	$ 230,210	143,562	401,264	862,468	112,458
Excise taxes	278,492	133,682	495,680	300,802	934,221	624,046
Stock based compensation expense			279,322	157,408	374,687	140,370
Amount of factored invoice				138,364	542,083	99,258
Proceeds from accounts receivable invoice				103,773	406,562	74,444
Accounts receivable factored invoices					171,150	17,601
Accounts receivable factored program	$ 63,238	$ 17,299	$ 63,238	$ 17,299	$ 48,601	$ 5,867
Maximum [Member]
Useful life			7 years
Minimum [Member]
Useful life			3 years
Property And Equipment [Member] | Maximum [Member]
Useful life					7 years
Property And Equipment [Member] | Minimum [Member]
Useful life					3 years
Sales Revenue [Member] | Two Distributors [Member]
Number of distributors | Number					2
Percentage concentration risk					46.00%
Accounts Receivable [Member]
Number of distributors | Number					3	1
Accounts Receivable [Member] | Distributor One [Member]
Percentage concentration risk					91.00%
Accounts Receivable [Member] | Distributor Two [Member]
Percentage concentration risk					91.00%
Accounts Receivable [Member] | Distributor Three [Member]
Percentage concentration risk					91.00%
Oregon Liquor Control Commission [Member] | Sales Revenue [Member] | Distributor One [Member]
Number of distributors | Number						1
Percentage concentration risk						40.00%
Oregon Liquor Control Commission [Member] | Accounts Receivable [Member] | Distributor One [Member]
Percentage concentration risk						67.00%